Eaton Vance

Arizona Municipal Income Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.7%

Security	Principal Amount (000’s omitted)	Value
Education — 17.5%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$267,945
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	55	60,299
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	350	382,844
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	60	59,916
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	57,676
Arizona State University, 5.00%, 7/1/36	1,150	1,339,899
Arizona State University, 5.00%, 7/1/37	170	180,093
Arizona State University, Prerefunded to 7/1/22, 5.00%, 7/1/37	830	893,288
Arizona State University, Green Bonds, 5.00%, 7/1/40	1,000	1,254,920
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,573,215
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/31	175	220,435
Northern Arizona University, 5.00%, 6/1/38	1,000	1,160,940
Pima County Community College District, 5.00%, 7/1/33	300	377,283
Pima County Community College District, 5.00%, 7/1/35	720	900,065
University of Arizona, 5.00%, 6/1/38	1,500	1,786,860
University of Arizona, 5.00%, 8/1/38	600	766,056
University of Arizona, 5.00%, 6/1/42	500	627,880

		$11,909,614

Electric Utilities — 5.6%
Mesa, Utility Systems Revenue, 4.00%, 7/1/31	$1,160	$1,328,618
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,220,250
Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,258,420

		$3,807,288

Escrowed/Prerefunded — 0.3%
Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	$200	$227,774

		$227,774

General Obligations — 11.1%
Agua Fria Union High School District No. 216, 4.00%, 7/1/36	$1,000	$1,181,510
Chandler Unified School District No. 80, 4.00%, 7/1/33	225	257,168
Flagstaff, 4.00%, 7/1/28	110	135,730
Kyrene Elementary School District No. 28, 4.00%, 7/1/35(2)	130	153,661
Kyrene Elementary School District No. 28, 4.00%, 7/1/36(2)	175	205,994
Paradise Valley Unified School District No. 69, 4.00%, 7/1/38	350	415,352
Paradise Valley Unified School District No. 69, 4.00%, 7/1/39	600	707,178
Peoria Unified School District No. 11, 4.00%, 7/1/31	350	415,156
Phoenix Union High School District No. 210, 4.00%, 7/1/39	300	352,275
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	938,678
Tempe, 5.00%, 7/1/30	1,000	1,298,950

Security	Principal Amount (000’s omitted)	Value
Tempe, 5.375%, 7/1/21	$1,060	$1,096,146
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	386,474

		$7,544,272

Hospital — 10.0%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,888,760
Arizona Industrial Development Authority, (Phoenix Children’s Hospital), 3.00%, 2/1/39	1,000	1,045,290
Maricopa County Industrial Development Authority, (Banner Health), 4.00%, 1/1/44	500	565,345
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,183,650
Maricopa County Industrial Development Authority, (HonorHealth), 5.00%, 9/1/32	400	490,500
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	548,200
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,100,491

		$6,822,236

Housing — 2.0%
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$535,410
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/39	500	532,125
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/44	250	262,345

		$1,329,880

Industrial Development Revenue — 1.7%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 3.60%, 2/1/40	$250	$267,515
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	850	877,497

		$1,145,012

Insured-Electric Utilities — 2.5%
Mesa, Utility Systems Revenue, (NPFG), 5.00%, 7/1/23	$430	$483,492
Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	135,074
Mesa, Utility Systems Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	505,885
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	332,938
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	220	221,694

		$1,679,083

Insured-General Obligations — 11.9%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,395,648
Marana Unified School District No. 6, (AGM), 4.00%, 7/1/37	500	590,845
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,216,522
Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/33	435	517,950
Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/34	230	272,891
Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/37	375	439,444
Maricopa County Elementary School District No. 66, (BAM), 4.00%, 7/1/39	400	465,512
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,145,630

		$8,044,442

Insured-Lease Revenue/Certificates of Participation — 3.7%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,525,748

		$2,525,748

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 2.7%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,497,575
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	450	323,392

		$1,820,967

Other Revenue — 2.0%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,337,470

		$1,337,470

Senior Living/Life Care — 0.7%
Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$227,754
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	233,508

		$461,262

Special Tax Revenue — 8.7%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,051,240
Mesa, Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/32	1,000	1,077,990
Pinal County, Pledged Revenue, 4.00%, 8/1/33	600	702,474
Pinal County, Pledged Revenue, 4.00%, 8/1/36	500	579,630
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,432,996
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	669,819
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	403,920

		$5,918,069

Transportation — 4.9%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,146,150
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,186,700

		$3,332,850

Water and Sewer — 8.4%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,804,065
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	849,915
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,713,390
Tucson, Water System Revenue, 5.00%, 7/1/32	545	678,650
Tucson, Water System Revenue, 5.00%, 7/1/35	530	653,665

		$5,699,685

Total Tax-Exempt Investments — 93.7% (identified cost $58,547,237)		$63,605,652

Other Assets, Less Liabilities — 6.3%		$4,285,041

Net Assets — 100.0%		$67,890,693

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 22.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 12.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $828,680 or 1.2% of the Fund’s net assets.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$63,605,652	$—	$63,605,652
Total Investments	$—	$63,605,652	$—	$63,605,652

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.